Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets and Liabilities Eliminated upon Consolidation [Abstract]
Beginning balance, Foreign currency items	$ 178	$ 405	$ (92)
Current-period change, Foreign currency items	3,739	(227)	497
Ending balance, Foreign currency items	3,917	178	405
Beginning balance, Defined benefit pension plans	(718)	(754)	(693)
Current-period change, Defined benefit pension plans	(604)	36	(61)
Ending balance, Defined benefit pension plans	(1,322)	(718)	(754)
Beginning balance, Accumulated other comprehensive income (loss)	(540)	(349)	(785)
Current-period change, Accumulated other comprehensive income (loss)	3,135	(191)	436
Ending balance, Accumulated other comprehensive income (loss)	$ 2,595	$ (540)	$ (349)